Effect Of Reinsurance On Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	$ 8,702	$ 6,711	$ 88,767
Policyholder Benefits and Claims Incurred, Ceded	941	1,099	1,256
Policyholder Benefits and Claims Incurred, Net	7,761	5,612	87,511
Life
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	630	659	860
Policyholder Benefits and Claims Incurred, Ceded	354	535	412
Annuity
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	1,869	2,432	81,687
Accident and health
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	6,203	3,620	6,220
Policyholder Benefits and Claims Incurred, Ceded	$ 587	$ 564	$ 844